Divestitures - Summary of Operating Results Through Dates of Divestiture Related to Divested Businesses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Income Statement [Abstract]
Revenue	$ 5,808
Income from discontinued operations before income taxes	67
Gain on sale of assets, net	329
Income tax benefit	358
Income from discontinued operations, net	$ 754